UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21835

Name of Fund:  BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Term              Municipal Advantage Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.4%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$515	$520,047
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	1,655	1,926,734

		2,446,781
Arizona — 1.2%
City of Phoenix Arizona IDA, RB, Series A, Facility, Eagle College Preparatory Project, 5.00%, 7/01/33	870	897,919
City of Phoenix Arizona IDA, Refunding RB, Series A (a):
5.00%, 7/01/35	125	131,914
5.00%, 7/01/46	135	139,367
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	725	870,181

		2,039,381
California — 10.3%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	385	442,161
Sutter Health, Series B, 6.00%, 8/15/42	1,040	1,254,500
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	680	781,694
California HFA, RB, S/F Housing, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	55	55,016
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	70	79,089
5.25%, 8/15/49	175	196,936
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	2,045	2,320,073
5.25%, 5/15/39	270	303,847
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 5.00%, 11/01/39	3,225	3,641,896

Municipal Bonds	Par (000)	Value
California (continued)
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	$165	$205,532
County of California Tobacco Securitization Agency, RB, Asset-Backed, 5.60%, 6/01/36	2,000	2,002,420
San Marcos Unified School District, GO, CAB, SAN, Election of 2010, Series B, 0.00%, 8/01/38 (b)	3,725	1,491,043
State of California, GO, Various Purposes, 6.50%, 4/01/33	2,000	2,348,080
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	355	412,045
Sub-Series I-1, 6.38%, 11/01/34	400	480,844
Tobacco Securitization Authority of Southern California, Refunding RB, Senior Series A1, 5.00%, 6/01/37	1,500	1,420,785

		17,435,961
Colorado — 3.7%
Colorado Health Facilities Authority, Refunding RB, Series A:
6.13%, 12/01/45	160	163,481
6.25%, 12/01/50	520	531,440
Sisters of Charity of Leavenworth Health System, 5.00%, 1/01/40	3,940	4,367,963
North Range Metropolitan District No. 2, GO, Limited Tax, 5.50%, 12/15/37	1,200	1,214,628

		6,277,512
Connecticut — 0.5%
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C, 6.25%, 2/01/30 (a)	860	858,882
Delaware — 2.2%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	750	813,870
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	2,240	2,322,656

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
Delaware (continued)
Delaware Transportation Authority, RB, 5.00%, 6/01/55	$580	$655,180

		3,791,706
District of Columbia — 2.0%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	260	301,972
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	750	816,847
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.25%, 5/15/24	900	900,243
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	170	188,955
5.25%, 10/01/44	1,000	1,117,970

		3,325,987
Florida — 4.3%
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	645	723,064
County of Miami-Dade FL Water & Sewer System Revenue, RB, Water & Sewer System, 5.00%, 10/01/34	1,950	2,225,301
Lakewood Ranch Stewardship District, Refunding, Special Assessment Bonds, Lakewood Center & New Sector Projects (c):
4.00%, 5/01/21	100	101,173
4.25%, 5/01/26	100	99,994
5.00%, 5/01/36	215	216,699
5.13%, 5/01/46	430	432,687
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (d)	1,080	1,426,777
Tolomato Community Development District, Refunding, Special Assessment Bonds:
Convertible CAB, Series A2, 0.00%, 5/01/39 (e)	95	76,088
Convertible CAB, Series A3, 0.00%, 5/01/40 (e)	225	134,701
Convertible CAB, Series A4, 0.00%, 5/01/40 (e)	120	53,198
Series 2, 0.00%, 5/01/40 (e)	310	161,901
Series A1, 6.65%, 5/01/40	355	359,658

Municipal Bonds	Par (000)	Value
Florida (continued)
Tolomato Community Development District, Special Assessment Bonds:
Series 1, 0.00%, 5/01/40 (e)	$505	$311,787
Series 1, 6.65%, 5/01/40 (f)(g)	15	15,332
Series 3, 6.61%, 5/01/40 (f)(g)	340	3
Series 3, 6.65%, 5/01/40 (f)(g)	275	3
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	835	926,933

		7,265,299
Georgia — 0.6%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	240	286,207
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, Series A, 5.00%, 7/01/60	715	792,170

		1,078,377
Guam — 0.8%
Guam Government Waterworks Authority, RB, Water & Wastewater System, 5.50%, 7/01/43	1,065	1,213,589
Territory of Guam, GO, Series A, 6.00%, 11/15/19	165	183,026

		1,396,615
Illinois — 10.8%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A, 5.75%, 1/01/39	2,500	2,919,450
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	1,090	1,097,674
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	280	299,961
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	360	393,588
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,625	1,737,141

2	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Springfield Illinois Electric Revenue, Refunding RB, 5.00%, 3/01/40	$2,200	$2,491,566
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	350	406,196
Illinois Finance Authority, Advocate Health Care Network, RB:
5.38%, 4/01/19 (d)	870	991,330
5.38%, 4/01/44	975	1,069,322
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/39	550	630,031
Illinois State Toll Highway Authority, RB:
Series A, 5.00%, 1/01/38	815	915,106
Series B, 5.00%, 1/01/40	770	888,434
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	1,790	1,901,016
Series B-2, 5.00%, 6/15/50	600	623,118
State of Illinois, GO, 5.00%, 2/01/39	745	784,127
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	215	239,411
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	390	435,653
5.00%, 4/01/44	475	526,661

		18,349,785
Indiana — 11.8%
Carmel Redevelopment Authority, RB, Performing Arts Center (d):
4.75%, 2/01/16	5,365	5,366,341
5.00%, 2/01/16	6,580	6,581,777
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	365	447,008
7.00%, 1/01/44	885	1,090,771
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,285	1,516,737
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	2,190	2,387,713

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB, Series A (continued):
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	$160	$173,064
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	520	560,014
Sisters of St. Francis Health Services, 5.25%, 11/01/39	290	324,037
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	600	682,968
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	350	397,338
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	445	500,238

		20,028,006
Iowa — 2.4%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	830	872,844
5.25%, 12/01/25	660	720,298
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	660	702,227
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	1,765	1,756,193

		4,051,562
Kentucky — 0.5%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	440	495,017

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2016	3

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (e)	$565	$427,321

		922,338
Louisiana — 3.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project:
6.75%, 11/01/32	2,000	2,163,000
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project (continued):
Series A-1, 6.50%, 11/01/35	1,135	1,345,713
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	350	393,645
5.25%, 5/15/31	300	336,627
5.25%, 5/15/32	380	431,304
5.25%, 5/15/33	415	463,260
5.25%, 5/15/35	945	1,058,476

		6,192,025
Maine — 0.7%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41	970	1,103,899
Maryland — 1.0%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	970	1,062,703
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	645	616,897

		1,679,600
Massachusetts — 3.2%
Massachusetts Development Finance Agency, RB:
5.00%, 9/01/45	2,000	2,125,800

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, RB: (continued)
Boston Medical Center, Series D, 5.00%, 7/01/44	$3,000	$3,340,620

		5,466,420
Michigan — 2.0%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	1,970	2,190,640
Michigan Finance Authority, Beaumont Health System, RB, 5.00%, 11/01/44 (c)	745	836,531
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	410	444,108

		3,471,279
Minnesota — 0.1%
City of Brooklyn Park Minnesota, Athlos Leadership Academy Project, RB, 5.75%, 7/01/46	180	182,390
Missouri — 0.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	85	95,754
State of Missouri Health & Educational Facilities Authority, Lutheran Senior Services RB:
5.00%, 2/01/36	175	194,810
5.00%, 2/01/46	315	345,395
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	115	127,596

		763,555
Nebraska — 3.1%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	285	322,161
Omaha Public Power District, RB, Sub-Series B (NPFGC), 4.75%, 2/01/16 (d)	5,000	5,001,250

		5,323,411

4	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
New Jersey — 5.1%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	$475	$494,579
5.25%, 11/01/44	760	785,802
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	505	524,735
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 5.13%, 9/15/23	1,410	1,564,057
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	785	917,076
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45 (c)	1,215	1,381,528
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	1,625	1,710,069
Transportation System, Series B, 5.25%, 6/15/36	845	904,049
Tobacco Settlement Financing Corp., New Jersey, Refunding RB, Series 1A, 5.00%, 6/01/41	500	417,605

		8,699,500
New York — 29.1%
City of New York New York IDA, ARB, American Airlines, Inc., JFK International Airport Project, AMT, 7.63%, 8/01/25 (h)	4,000	4,168,280
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 6/15/31	2,830	3,312,147
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	900	940,077
County of Dutchess New York IDA, Refunding RB, Bard College Civic Facility, 5.00%, 8/01/46	1,500	1,427,955
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	910	885,366
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	6,510	7,579,332
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	1,125	1,328,614
5.25%, 11/15/39	400	470,776

Municipal Bonds	Par (000)	Value
New York (continued)
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	$6,140	$7,137,689
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	420	474,323
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	2,355	2,501,104
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	160	169,381
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	395	421,619
4 World Trade Center Project, 5.75%, 11/15/51	2,220	2,596,423
New York State Dormitory Authority, RB:
Series A, 5.25%, 7/01/18 (d)	1,000	1,107,550
Series B, 5.75%, 3/15/36	11,250	12,907,800
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	730	851,100
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	1,100	1,094,962

		49,374,498
North Carolina — 9.4%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	480	535,090
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	260	298,672

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2016	5

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
North Carolina (continued)
University of North Carolina at Chapel Hil, Refunding RB, General, Series A, 4.75%, 12/01/34	$15,155	$15,208,346

		16,042,108
Ohio — 5.1%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2:
Senior Turbo Term, 5.88%, 6/01/47	1,260	1,108,812
5.75%, 6/01/34	2,295	2,023,364
County of Allen Ohio Hospital Facilities, Refunding RB:
Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	2,650	2,976,798
Mercy Health, Series A, 4.00%, 11/01/44	1,170	1,205,720
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	1,220	1,328,690

		8,643,384
Pennsylvania — 1.3%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	300	324,360
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Bridge Finco LP, AMT, 5.00%, 12/31/38	465	513,049
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypson Co., AMT, 5.50%, 11/01/44	720	751,442
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	520	585,572

		2,174,423
Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	420	449,400
Series B, 4.50%, 6/01/45	1,875	1,900,613

Municipal Bonds	Par (000)	Value
Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB: (continued)
Series B, 5.00%, 6/01/50	$1,360	$1,410,252

		3,760,265
South Carolina — 2.9%
South Carolina State Ports Authority, RB, AMT, 5.25%, 7/01/55	940	1,040,477
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	1,830	2,106,915
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	1,560	1,770,210

		4,917,602
Texas — 5.4%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (f)(g)	1,500	44,850
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 1/01/46	730	844,668
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	525	605,225
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	250	275,365
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/43	210	250,079
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	700	799,484
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (b)	5,200	2,119,884
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB:
Buckingham Senior Living Community, Inc. Project, 5.50%, 11/15/45	180	187,880
Scott & White Healthcare, 6.00%, 8/15/20 (d)	105	127,447

6	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB: (continued)
Scott & White Healthcare, 6.00%, 8/15/45	$1,285	$1,536,847
Harris County-Houston Sports Authority, Refunding RB, CAB, Series A (AGM) (NPFGC), 0.00%, 11/15/34 (b)	3,000	1,385,040
Newark Higher Education Finance Corp., RB, Series A (a):
5.50%, 8/15/35	135	138,729
5.75%, 8/15/45	275	280,247
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	500	603,630

		9,199,375
Utah — 1.4%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,815	1,987,352
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A, 3.25%, 10/15/42	425	381,931

		2,369,283
Virginia — 2.0%
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 7/01/45 (a)	240	246,156
Virginia HDA, RB, Rental Housing, Series F, 5.00%, 4/01/45	1,000	1,045,600
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	1,875	2,166,956

		3,458,712
Washington — 1.6%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	350	390,068
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	1,020	1,208,833

Municipal Bonds	Par (000)	Value
Washington (continued)
Washington State Housing Finance Commission, RB, Series A:
Heron’s Key, 7.00%, 7/01/45 (a)	$100	$104,477
5.63%, 1/01/38	1,000	1,008,770

		2,712,148
Wisconsin — 1.1%
Public Finance Authority, RB, Series A:
4.75%, 12/01/35	365	369,271
5.00%, 12/01/45	885	897,310
5.15%, 12/01/50	555	562,920

		1,829,501
Wyoming — 0.1%
Wyoming Municipal Power Agency, Inc., RB, Series A, 5.00%, 1/01/42	100	108,681
Total Municipal Bonds — 133.5%		226,740,251

Municipal Bonds Transferred to Tender Option Bond Trusts (i)
California — 1.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (d)	1,090	1,252,931
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (j)	840	937,499
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	633,488

		2,823,918
Colorado — 0.5%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (j)	740	834,705
Illinois — 1.6%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,340	2,785,559
Massachusetts — 4.9%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	7,112	8,361,654

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2016	7

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (j)	$660	$748,383
New York — 1.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	495	564,787
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,215	1,438,025

		2,002,812
North Carolina — 0.8%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	1,180	1,375,738
Ohio — 3.1%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	4,634	5,229,049
South Carolina — 0.1%
State of South Carolina Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B-1, 5.55%, 7/01/39	79	80,991
Texas — 9.5%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	11,000	12,365,980
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38 (j)	2,122	2,362,972

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Texas (continued)
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	$1,170	$1,359,037

		16,087,989
Virginia — 1.9%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,949	3,289,016
Wisconsin — 1.3%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (j)	1,989	2,163,395
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 27.0%		45,783,209
Total Long-Term Investments (Cost — $253,509,236) — 160.5%		272,523,460

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.02% (k)(l)	2,377,390	2,377,390
Total Short-Term Securities (Cost — $2,377,390) — 1.4%		2,377,390
Total Investments (Cost — $255,886,626*) — 161.9%		274,900,850
Liabilities in Excess of Other Assets — (1.8)%		(3,039,153)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.3)%		(26,031,646)
VRDP Shares, at Redemption Value — (44.8)%		(76,000,000)

Net Assets Applicable to Common Shares — 100.0%		$169,830,051

*	As of January 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$230,167,947

Gross unrealized appreciation	$21,289,965
Gross unrealized depreciation	(2,586,250)

Net unrealized appreciation	$18,703,715

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

8	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

(b)	Zero-coupon bond.

(c)	When-issued security.

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(f)	Non-income producing security.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Variable rate security. Rate as of period end.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(j)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement(s), which expire between October 1, 2016 to February 15, 2031, is $4,124,557.

(k)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2015	Net Activity	Shares Held at January 31, 2016	Income
FFI Institutional Tax-Exempt Fund	364,342	(364,342)	—	$297
BlackRock Liquidity Funds: MuniCash	—	2,377,390	2,377,390	—

(l)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(16)	5-Year U.S. Treasury Note	March 2016	$1,930,750	$(27,434)
(19)	10-Year U.S. Treasury Note	March 2016	$2,461,984	(51,695)
(9)	Long U.S. Treasury Bond	March 2016	$1,449,281	(50,816)
(3)	U.S. Ultra Treasury Bond	March 2016	$498,563	(17,910)
Total				$(147,855)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2016	9

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAN	State Aid Notes
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$272,523,460	—	$272,523,460
Short-Term Securities	$2,377,390	—	—	2,377,390

Total	$2,377,390	$272,523,460	—	$274,900,850

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(147,855)	—	—	$(147,855)

10	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock Long-Term Municipal Advantage Trust (BTA)

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$63	—	—	$63
Cash pledged for financial futures contracts	90,600	—	—	90,600
Liabilities:
TOB Trust Certificates	—	$(26,029,188)	—	(26,029,188)
VMTP Shares	—	(76,000,000)	—	(76,000,000)

Total	$90,663	$(102,029,188)	—	$(101,938,525)

During the period ended January 31, 2016, there were no transfers between levels.

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2016	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Term Municipal Advantage Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 22, 2016